Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted		$ (2.43)	$ (5.19)
Diluted	[1]	4,335,650	3,166,460

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.